Insurance Contracts - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of types of insurance contracts [line items]
Surplus Deficit Of Insurance Liability Adequacy Test	€ 1.7
Impairment charges non financial assets value of business acquired and deferred policy acquistion costs	76.0
Increase decrease in insurance contract liabilities	1,800.0
The Netherlands [member]
Disclosure of types of insurance contracts [line items]
Liability Adequency Test Deficit	5,100.0
shadow loss recognition	3,400.0
Credit Spread Movements [Member]
Disclosure of types of insurance contracts [line items]
Impact On Liability Adequacy Test	(800.0)
Lower Interest Rate [Member]
Disclosure of types of insurance contracts [line items]
Impact On Liability Adequacy Test	€ (1,100.0)